Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk Management And Fair Value Measurements
Financial derivative instrument – Fair value at the beginning of the period		$ (1)
Financial derivative instrument – Additions of the period	74
Financial derivative instrument – Fair value as at period end	74		$ (1)
Loss from financial derivative instrument		$ (1)	$ (27)